OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
OTHER LONG-TERM LIABILITIES
Schedule of other long-term liabilities

December 31,	2013	2012
(millions of Canadian dollars)
Future removal and site restoration liabilities (Note 6)	929	882
Derivative liabilities (Note 23)	1,395	763
Pension and OPEB liabilities (Note 25)	264	573
Other	350	323
	2,938	2,541